Facility and Land Use Rights Payable	9 Months Ended
Sep. 30, 2011
Facility and Land Use Rights Payable [Abstract]
Facility and Land Use Rights Payable [Text Block]
NOTE 12 – FACILITY AND LAND USE RIGHTS PAYABLE

At September 30, 2011, facility and land use rights payable was related to the Grain Storage Construction and Demonstration Park purchase (Note 6). In according to the construction process, accrued payable under the Grain Storage Construction amounted to $2,443,382. The Company expects to pay for the Grain Storage Construction in full after its completion in early 2011. The payable amount related to the Demonstration Park agreement was $13,590,261. Accordingly to the Demonstration Park agreement, the Company was obligated to pay the purchase price in October 2011. The Company has obtained a verbal agreement with the seller to extend the payment date to December 2011.